UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
COMMERCIAL PAPER (A)(B) — 35.8%
Argento Variable Funding (C)
0.320%, 06/02/11	$5,700	$5,697
0.310%, 06/28/11	1,000	999
Atlantis One Funding (C)
0.371%, 09/07/11	4,900	4,892
BNZ International Funding (C)
0.307%, 04/12/11	3,000	3,000
0.300%, 05/03/11	3,200	3,199
0.361%, 05/24/11	3,000	2,999
0.399%, 07/12/11	5,000	4,994
0.401%, 08/03/11	3,200	3,196
0.401%, 09/02/11	3,900	3,893
Cancara Asset Securitisation (C)
0.300%, 05/16/11	12,000	11,996
0.300%, 05/20/11	6,650	6,647
Coca-Cola (C)
0.240%, 07/07/11	6,308	6,304
Commonwealth Bank of Australia (C)
0.351%, 06/10/11	2,500	2,498
0.381%, 06/14/11	2,000	1,998
0.371%, 06/15/11	1,000	999
DnB Bank (C)
0.371%, 09/07/11	1,000	998
FCAR Owner Trust
0.451%, 04/05/11	1,000	1,000
0.451%, 05/02/11	545	545
0.451%, 05/06/11	4,000	3,998
0.451%, 06/01/11	1,000	999
0.451%, 06/07/11	5,000	4,996
0.451%, 07/01/11	13,000	12,985
0.451%, 07/05/11	7,000	6,992
Gemini Securitization (C)
0.300%, 05/02/11	3,000	2,999
General Electric Capital
0.361%, 07/14/11	5,000	4,995
Grampian Funding (C)
0.320%, 06/01/11	15,000	14,992
Jupiter Securitization (C)
0.290%, 08/01/11	664	663
Kells Funding (C)
0.370%, 05/16/11	7,000	6,998
0.370%, 05/17/11	3,000	2,999
0.360%, 05/18/11	6,000	5,997
Liberty Street Funding (C)
0.100%, 04/01/11	2,900	2,900
0.280%, 04/11/11	1,000	1,000
0.270%, 06/27/11	1,895	1,894
Manhattan Asset Funding (C)
0.300%, 04/01/11	530	530
0.260%, 04/06/11	1,400	1,400
0.280%, 04/18/11	425	425

Description	Face Amount ($ Thousands)	Value ($ Thousands)
0.300%, 05/20/11	$850	$850
MetLife Short Term Funding (C)
0.315%, 04/11/11	3,000	3,000
0.320%, 04/25/11	4,000	3,999
0.320%, 05/02/11	6,000	5,998
0.320%, 05/09/11	5,000	4,998
0.315%, 05/31/11	15,700	15,692
0.280%, 06/17/11	7,800	7,795
Mont Blanc Capital (C)
0.130%, 04/01/11	6,100	6,100
NRW Bank
0.346%, 05/02/11	3,000	2,999
0.300%, 05/03/11	7,500	7,498
0.351%, 05/09/11	2,000	1,999
Prudential (C)
0.330%, 04/29/11	4,000	3,999
0.320%, 05/04/11	3,000	2,999
0.320%, 05/16/11	7,000	6,997
0.340%, 05/23/11	2,500	2,499
0.340%, 05/31/11	1,600	1,599
0.343%, 06/03/11	6,300	6,296
Sanofi-Aventis (C)
0.280%, 07/19/11	8,000	7,993
0.331%, 09/20/11	3,900	3,894
Societe Generale North America
0.401%, 05/02/11	23,500	23,492
0.400%, 05/03/11	2,000	1,999
Thunder Bay Funding (C)
0.310%, 04/01/11	1,000	1,000
Toyota Credit Canada
0.361%, 05/20/11	2,000	1,999
Toyota Financial Services de Puerto Rico
0.401%, 04/15/11	2,000	2,000
Toyota Motor Credit
0.361%, 04/07/11	4,000	4,000
0.361%, 04/08/11	4,000	4,000
0.381%, 06/13/11	6,000	5,995
Variable Funding Capital (C)
0.341%, 07/05/11	3,000	2,997

Total Commercial Paper (Cost $288,302) ($ Thousands)		288,302

CERTIFICATES OF DEPOSIT (B) — 31.6%
Bank of Montreal
0.350%, 06/15/11	4,000	4,000
Bank of Nova Scotia
0.350%, 06/20/11	3,000	3,000
0.350%, 06/27/11	8,000	8,000
Barclays Bank
0.360%, 04/21/11	9,000	9,000
0.338%, 04/11/11	16,700	16,700
0.328%, 04/28/11	9,200	9,200

1	SEI Liquid Asset Trust / Quarterly Report / March 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
BNP Paribas
0.540%, 09/23/11	$3,900	$3,900
0.510%, 06/11/11	12,000	12,000
0.509%, 06/23/11	5,700	5,700
0.489%, 06/06/11	8,800	8,800
Caisse de depot
0.340%, 05/09/11	17,000	17,000
Credit Industriel et Commercial
0.405%, 05/16/11	2,000	2,000
0.400%, 05/17/11	3,000	3,000
0.400%, 06/03/11	14,000	14,000
0.375%, 05/03/11	5,000	5,000
National Australia Bank
0.425%, 06/01/11	5,000	5,000
0.385%, 06/07/11	3,000	3,000
0.315%, 05/12/11	4,000	4,000
Nordea Bank Finland
0.360%, 06/01/11	7,000	7,000
0.360%, 05/31/11	5,000	5,000
0.305%, 06/01/11	7,000	7,000
Rabobank Nederland
0.370%, 08/10/11	1,800	1,800
0.370%, 08/08/11	3,700	3,700
Sumitomo Mitsui Banking
0.300%, 06/06/11	11,500	11,500
0.300%, 04/06/11	2,500	2,500
0.300%, 04/05/11	5,000	5,000
0.300%, 05/10/11	5,000	5,000
Svenska Handelsbanken
0.385%, 06/06/11	4,000	4,000
0.305%, 06/03/11	8,300	8,300
0.300%, 04/13/11	2,400	2,400
0.275%, 06/22/11	8,000	8,000
0.270%, 06/27/11	8,000	8,000
Toronto-Dominion Bank
0.350%, 07/11/11	1,805	1,805
UBS
0.530%, 06/30/11	2,000	2,001
0.470%, 07/29/11	2,779	2,779
0.430%, 07/12/11	2,500	2,500
0.425%, 07/01/11	8,000	8,000
0.405%, 07/11/11	9,000	9,000
0.360%, 04/07/11	4,000	4,000
0.353%, 04/23/11	7,000	7,000
Westpac Banking
0.350%, 07/01/11	5,000	5,000

Total Certificates of Deposit (Cost $254,585) ($ Thousands)		254,585

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
FFCB (D)
0.278%, 04/10/11	3,000	2,999
0.213%, 04/20/11	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLB DN (A)
0.185%, 04/25/11	$2,000	$2,000
0.175%, 04/15/11	2,000	2,000
FHLMC (D)
0.353%, 04/07/11	17,200	17,200
FHLMC DN (A)
0.200%, 07/07/11	3,000	2,998
0.170%, 09/20/11	2,400	2,399
0.150%, 05/31/11	4,400	4,399
FNMA (D)
0.400%, 05/01/11	5,600	5,598
0.284%, 04/20/11	2,000	1,999

Total U.S. Government Agency Obligations (Cost $46,592) ($ Thousands)		46,592

MUNICIPAL BONDS (D) — 2.2%

Colorado — 0.4%
Colorado State, Housing & Finance Authority, RB
0.260%, 04/06/11	750	750
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.250%, 04/06/11	1,000	1,000
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser B-2, RB
0.220%, 04/06/11	965	965
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser I, RB
0.260%, 04/06/11	305	305

		3,020

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.266%, 04/07/11	1,226	1,226

Iowa — 0.5%
Iowa State, Finance Authority, Ser C, RB
0.237%, 04/07/11	2,710	2,710
Iowa State, Finance Authority, Ser G, RB
0.240%, 04/07/11	115	115
Iowa State, Finance Authority, Ser M, RB
0.250%, 04/07/11	850	850

		3,675

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.300%, 04/07/11	320	320
Kentucky State, Housing Development Authority, Ser O, RB
0.300%, 04/07/11	200	200

SEI Liquid Asset Trust / Quarterly Report / March 31, 2011	2

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Kentucky State, Housing Development Authority, Ser W, RB
0.300%, 04/06/11	$475	$475

		995

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.260%, 04/06/11	390	390

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.260%, 04/07/11	950	950

Texas — 0.9%
Texas State, GO
0.300%, 04/05/11	205	205
0.256%, 04/06/11	300	300
0.290%, 04/05/11	660	660
0.260%, 04/06/11	2,160	2,160
Texas State, Ser A-2, GO
0.217%, 04/06/11	2,000	2,000
Texas State, Ser B, GO
0.290%, 04/06/11	465	465
0.260%, 04/07/11	1,215	1,215

		7,005

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.256%, 04/07/11	335	335
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.310%, 04/06/11	245	245
0.306%, 04/06/11	395	395

		975

Total Municipal Bonds (Cost $18,236) ($ Thousands)		18,236

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bills
0.190%, 05/26/11 (A)	4,000	3,999
U.S. Treasury Notes
4.875%, 05/31/11	2,000	2,015
1.125%, 06/30/11	950	952
1.000%, 07/31/11	2,700	2,707
4.625%, 10/31/11	3,000	3,076
1.750%, 11/15/11	1,500	1,514

Total U.S. Treasury Obligations (Cost $14,263) ($ Thousands)		14,263

Description	Face Amount ($ Thousands)	Value ($ Thousands)
TIME DEPOSIT — 0.6%
National Australia Bank
0.090%, 04/01/11	$5,000	$5,000

Total Time Deposit (Cost $5,000) ($ Thousands)		5,000

REPURCHASE AGREEMENTS (E) — 22.2%
BNP Paribas
0.230%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $9,000,058 (collateralized by Alcoa, CSX, and Enterprise Products, ranging in par value $868,117-$2,550,000, 5.550%-7.625%, 02/15/12- 07/15/18, with a total market value $9,450,001)	9,000	9,000
Deutsche Bank
0.220%, dated 3/31/11, to be repurchased on 04/01/11, repurchase price $3,000,018 (collateralized by Alcan Aluminum, par value $2,894,988, 5.200%, 1/15/14, with a total market value $3,150,001)	3,000	3,000
Goldman Sachs
0.120%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $39,000,130 (collateralized by FFCB, ranging in par value $7,691,000-$32,109,000, 0.000-1.550%, 8/22/13-3/10/14, with a total market value $39,780,605)	39,000	39,000
JPMorgan
0.270%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $8,000,060 (collateralized by Constellation Energy Group, Midcontinent Express Pipeline, and Rockies Express Pipeline, ranging in par value $260,000-$5,669,000, 5.150%- 6.850%, 09/15/14-04/15/20, with a total market value $8,404,889)	8,000	8,000
JPMorgan
0.180%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $40,000,200 (collateralized by various FHLMC obligations, ranging in par value $12,888,659-$25,004,819, 2.474%-5.944%, 06/01/24- 07/01/38, with a total market value $40,800,246)	40,000	40,000

3	SEI Liquid Asset Trust / Quarterly Report / March 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)
UBS
0.220%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $3,000,018 (collateralized by Bear Stearns, par value $2,728,993, 6.400%, 10/02/17, with a total market value $3,150,001)	$3,000	$3,000
UBS
0.180%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $39,000,195 (collateralized by FNMA obligation, par value $38,869,711, 4.500%, 04/01/41, with a total market value $39,780,001)	39,000	39,000
UBS
0.110%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $38,133,117 (collateralized by US Treasury Notes, par value $38,983,200, 0.625%, 02/28/13, with a total market value $38,895,741)	38,133	38,133

Total Repurchase Agreements (Cost $179,133) ($ Thousands)		179,133

Total Investments — 100.0% (Cost $806,111) ($ Thousands) †		$806,111

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

Percentages are based on Net Assets of $806,060 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of March 31, 2011, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are 0 or have been rounded to 0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Liquid Asset Trust / Quarterly Report / March 31, 2011	4

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Liquid Asset Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: May 27, 2011

By (Signature and Title)	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: May 27, 2011